Alfred Ayensu-Ghartey

Vice President and Associate General Counsel

Writer’s Direct Number: (212) 314-2777

May 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Equitable Financial Life Insurance Company of America
Equitable America Variable Account A (“Registrant”)
MONY Custom Master
Filing Pursuant to Rule 497(j) for
File No. 333-59717; 811-05166

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, the Registrant hereby certifies that:

(1)	The form of prospectus and statement of additional information that would have been filed under Rule 497(c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission; and

(2)	The text of the most recent amendment has been filed with the Securities and Exchange Commission Electronically.

Please do not hesitate to call me at (212) 314-2777 if you have any questions.

Sincerely,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey